Note 3 - Acquisitions - Acquired Intangible Assets Useful Lives (Details)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Customer Relationships [Member] | Peoplevox [Member]
Acquired intangible assets estimated useful lives (Year)	10 years
Customer Relationships [Member] | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)	12 years
Customer Relationships [Member] | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer Relationships [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)		14 years
Customer Relationships [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)		13 years
Customer Relationships [Member] | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)		9 years
Customer Relationships [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)		12 years
Customer Relationships [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)			13 years
Customer Relationships [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)			12 years
Customer Relationships [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Existing Technology [Member] | Peoplevox [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology [Member] | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Existing Technology [Member] | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)		7 years
Existing Technology [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)		6 years
Existing Technology [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)		6 years
Existing Technology [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Existing Technology [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Trade Names [Member] | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade Names [Member] | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade Names [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Trade Names [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)		8 years
Trade Names [Member] | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)		3 years
Trade Names [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)		3 years
Trade Names [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)			8 years
Trade Names [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)			4 years
Trade Names [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)			8 years
Noncompete Agreements [Member] | Peoplevox [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)		3 years
Noncompete Agreements [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)		2 years
Noncompete Agreements [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Noncompete Agreements [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Noncompete Agreements [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)			5 years